SHARE-BASED PAYMENTS - Summary of Securities Granted as Share-Based Payments (Details)	12 Months Ended
	Jun. 30, 2025 shares $ / shares	Jun. 30, 2024 shares $ / shares	Jun. 30, 2023 shares $ / shares
Number of Outstanding Instruments [Roll Forward]
Stock Option Awards, beginning balance (in shares) | shares	11,749,372	23,011,372	23,824,000
Stock Option Awards, Granted (in shares) | shares	2,679,746	0	1,424,372
Number of share options exercised in share-based payment arrangement | shares	1,525,000	11,262,000	2,237,000
Stock Option Awards, Forfeited (in shares) | shares	0	0	0
Stock Option Awards, ending balance (in shares) | shares	12,904,118	11,749,372	23,011,372
Weighted Average Exercise Price [Roll Forward]
Stock Option Awards, beginning balance (in dollars per share) | $ / shares	$ 0.28	$ 0.32	$ 0.27
Stock Option Awards, Granted (in dollars per share) | $ / shares	6.46	0	1.03
Stock Option Awards, Exercised/Converted (in dollars per share) | $ / shares	(0.20)	(0.35)	(0.25)
Stock Option Awards, Forfeited (in dollars per share) | $ / shares	0	0	0
Stock Option Awards, ending balance (in dollars per share) | $ / shares	$ 1.57	$ 0.28	$ 0.32
Restricted Stock Units
Number of Outstanding Instruments [Roll Forward]
Beginning balance (in shares) | shares	4,377,034	824,371	600,000
Granted (in shares) | shares	2,220,020	3,894,124	424,372
Exercised/Converted (in shares) | shares	(1,639,496)	(341,461)	(200,001)
Forfeited (in shares) | shares	(159,333)	0	0
Ending balance (in shares) | shares	4,798,225	4,377,034	824,371
Weighted Average Exercise Price [Roll Forward]
Beginning balance (in dollars per share) | $ / shares	$ 2.04	$ 0.95	$ 1.17
Granted (in dollars per share) | $ / shares	3.99	2.18	0.74
Exercised/Converted (in dollars per share) | $ / shares	(1.93)	(0.99)	(1.17)
Forfeited (in dollars per share) | $ / shares	(2.27)	0	0
Ending balance (in dollars per share) | $ / shares	$ 2.97	$ 2.04	$ 0.95
Performance Rights Awards (market-based conditions)
Number of Outstanding Instruments [Roll Forward]
Beginning balance (in shares) | shares	25,613,335	26,910,000	25,655,000
Granted (in shares) | shares	4,938,409	3,980,000	1,305,000
Exercised/Converted (in shares) | shares	(23,273,335)	(4,726,665)	0
Forfeited (in shares) | shares	(920,000)	(550,000)	(50,000)
Ending balance (in shares) | shares	6,358,409	25,613,335	26,910,000
Weighted Average Exercise Price [Roll Forward]
Beginning balance (in dollars per share) | $ / shares	$ 0.74	$ 0.69	$ 0.95
Granted (in dollars per share) | $ / shares	3.49	0.99	0.32
Exercised/Converted (in dollars per share) | $ / shares	(0.79)	(0.71)	0
Forfeited (in dollars per share) | $ / shares	(0.98)	(0.66)	(0.67)
Ending balance (in dollars per share) | $ / shares	$ 2.66	$ 0.74	$ 0.69
Performance Rights Awards (performance conditions)
Number of Outstanding Instruments [Roll Forward]
Beginning balance (in shares) | shares	1,856,000	2,236,000	1,965,000
Granted (in shares) | shares	350,000	41,000	630,000
Exercised/Converted (in shares) | shares	(1,000,000)	(421,000)	(329,000)
Forfeited (in shares) | shares	(60,000)	0	(30,000)
Ending balance (in shares) | shares	1,146,000	1,856,000	2,236,000
Weighted Average Exercise Price [Roll Forward]
Beginning balance (in dollars per share) | $ / shares	$ 1.08	$ 1.04	$ 1.10
Granted (in dollars per share) | $ / shares	3.81	1.10	0.81
Exercised/Converted (in dollars per share) | $ / shares	(1.24)	(0.89)	(0.95)
Forfeited (in dollars per share) | $ / shares	(0.91)	0	(0.99)
Ending balance (in dollars per share) | $ / shares	$ 1.78	$ 1.08	$ 1.04